Stock-based Compensation - Summary of total stock-based compensation expense, by operating expense category (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 03, 2022	Mar. 31, 2021	Jan. 02, 2022	Dec. 31, 2020
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 5,238	$ 1,555	$ 10,711	$ 666
Previously Reported [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	5,238	1,418
Cost of revenue [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	0	274	274	102
Research and development [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	2,512	959	6,175	485
Selling, general and administrative [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 2,726	$ 185	$ 4,262	$ 79